Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Detail) - Basic Oil [member] - MMBbls	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	8,371.3	8,167.1	8,693.9
Transfers by loss of control	(100.4)
Revisions of previous estimates	342.5	681.1	198.4
Extensions and discoveries	309.1	69.4	87.8
Improved Recovery	224.2	212.7
Sales of reserves	(254.8)		(46.6)
Purchases of reserves			0.7
Production for the year	(716.8)	(759.0)	(767.2)
Ending balance	8,175.1	8,371.3	8,167.1
Consolidated Entities [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	8,249.4	8,063.0	8,544.1
Revisions of previous estimates	342.7	649.3	179.5
Extensions and discoveries	308.5	69.1	87.8
Improved Recovery	224.2	212.7
Sales of reserves	(254.8)
Production for the year	(701.3)	(744.6)	(748.5)
Ending balance	8,168.7	8,249.4	8,063.0
Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	115.8	97.3	142.9
Transfers by loss of control	(100.4)
Revisions of previous estimates		31.7	18.0
Extensions and discoveries	0.6	0.3
Sales of reserves			(46.6)
Purchases of reserves			0.7
Production for the year	(14.5)	(13.4)	(17.8)
Ending balance	1.6	115.8	97.3
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	1.2	0.8	52.3
Revisions of previous estimates		0.3	0.1
Extensions and discoveries	0.6	0.3
Sales of reserves			(46.6)
Purchases of reserves			0.7
Production for the year	(0.3)	(0.2)	(5.7)
Ending balance	1.6	1.2	0.8
Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	114.6	96.4	90.6
Transfers by loss of control	(100.4)
Revisions of previous estimates		31.4	17.9
Production for the year	(14.3)	(13.2)	(12.1)
Ending balance		114.6	96.4
Consolidated Entities [member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	6.0	6.8	6.9
Revisions of previous estimates	(0.3)	0.2	0.8
Production for the year	(0.9)	(1.0)	(0.9)
Ending balance	4.8	6.0	6.8
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	63.4	69.0	80.4
Transfers by loss of control	100.4
Revisions of previous estimates	2.9	2.6	11.9
Sales of reserves	(80.4)		(14.1)
Purchases of reserves	7.9
Production for the year	(7.7)	(8.2)	(9.2)
Ending balance	86.4	63.4	69.0
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	63.4	69.0	80.4
Transfers by loss of control	100.4
Revisions of previous estimates	2.9	2.6	11.9
Sales of reserves	(80.4)		(14.1)
Purchases of reserves	7.9
Production for the year	(7.7)	(8.2)	(9.2)
Ending balance	86.4	63.4	69.0
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance			14.6
Sales of reserves			(14.1)
Production for the year			(0.5)
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Transfers by loss of control	100.4
Revisions of previous estimates	(0.9)
Sales of reserves	(80.4)
Purchases of reserves	7.9
Production for the year	(0.4)
Ending balance	26.6
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	63.4	69.0	65.8
Revisions of previous estimates	3.7	2.6	11.9
Production for the year	(7.3)	(8.2)	(8.7)
Ending balance	59.8	63.4	69.0